Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Schedule of share based payment arrangement

	Exercise price	Outstanding
	per stock	stock options on
	options	December 31,
Expiry date	(in $) (1)	2022	2021	2020
2022	$2.60	—	125,339	—
2023	2.60	—	—	165,693
2024	2.60	19,743	94,088	100,086
2024	4.21	5,127	6,113	6,238
2024	7.65	214,800	276,500	294,167
2025	12.20	2,000	4,500	21,500
2025	11.02	—	—	950
2025	10.10	101,861	105,857	114,232
2026	12.13	30,000	41,000	45,000
2026	12.23	99,772	102,840	127,252
2026	15.08	115,211	117,581	176,426
2027	19.64	42,509	53,143	102,479
2027	22.58	303,867	361,350	460,701
2023	86.20	12,111	85,080	85,077
2028	86.20	19,490	39,515	49,532
2023	92.07	124,338	321,473	325,661
2028	92.07	264,392	350,631	381,317
2024	121.04	110,774	111,174	111,174
2029	121.04	110,756	146,765	163,410
2024	144.79	202,852	203,658	195,452
2029	144.79	537,110	611,122	692,914
2025	127.49	16,712	16,712	19,000
2030	127.49	71,486	102,558	123,700
2025	209.21	127,731	129,711	131,770
2030	209.21	223,812	282,475	325,150
2025	213.55	32,100	32,100	32,100
2030	213.55	117,790	136,601	175,200
2030	264.09	620,014	692,214	728,517
2025	264.09	202,475	203,214	211,045
2026	250.01	23,491	24,366	—
2026	272.09	60,890	61,505	—
2026	276.78	45,862	48,138	—
2031	250.01	35,214	42,282	—
2031	272.09	167,406	207,464	—
2031	276.78	81,311	92,456	—
2026	329.79	80,833	82,430	—
2031	329.79	286,353	307,158	—
2027	301.31	14,976	—	—
2032	301.31	79,155	—	—
2027	381.31	61,816	—	—
2032	381.31	238,532	—	—
2027	393.04	13,764	—	—
2032	393.04	85,199	—	—
2027/2032 (2)	$383.55	508,132	—	—

		5,511,767	5,619,113	5,365,743

(1)	Amounts have been converted to USD at the closing rate as of December 31, 2022.
(2)	As of December 2022, the Company granted options for which the beneficiaries had a 60-day period to choose between a contractual term of five or ten years

Schedule of number of stock options

	2022		2021		2020
	Number of	Weighted average	Number of	Weighted average	Number of	Weighted average
	stock options	exercise price (*)	stock options	exercise price (*)	stock options	exercise price (*)
Outstanding at January 1	5,619,113	$164.33	5,365,743	$142.87	4,358,069	$78.23
Granted	1,021,642	375.58	882,584	314.99	1,797,652	266.71
Exercised	(1,025,780)	92.62	(503,282)	64.72	(602,463)	38.86
Forfeited	(103,208)	273.93	(125,932)	234.98	(187,515)	170.98
Outstanding at December 31	5,511,767	205.02	5,619,113	164.33	5,365,743	142.87
Exercisable at December 31	3,983,960	$148.11	3,613,371	$106.53	2,833,680	$65.24

(*) amounts have been converted to USD at the closing rate of the respective period.

Schedule of weighted average remaining contractual life for each range of exercise price:

		Weighted average
		remaining
	Outstanding on	contractual life
Exercise price (in $)	December 31, 2022	(in years)
2.6 - 4.21	24,870	1.75
7.65 - 10.1	316,661	2.29
11.03 - 15.07	246,983	3.66
19.64 - 22.58	346,376	4.90
86.2 - 92.07	420,331	4.32
121.05 - 144.79	1,049,690	5.32
209.21 - 264.09	1,382,627	6.43
272.09 - 329.79	816,786	7.60
381.31 - 393.04	907,443	9.38

Schedule of parameters used in relation to the new grants

Below is an overview of the parameters used in relation to the determination of the fair value of the grants during 2022:

Stock options granted in	April 2022	July 2022	Oct 2022	Dec 2022 (1)
Number of options granted	102,081	311,311	100,118	508,132
Average Fair value of options (in $) (*)	$111.27 - 140.23	$153.45 - 190.53	$136.66 - 169.96	$163.94 - 168.34
Share price (in $) (*)	$320.84 - 321.06	$378.11 - 397.92	$352.97 - 376.01	$377.61
Exercise price (in $) (*)	$312.22	$372.69	$359.80	$381.97
Expected volatility	39.18 - 40.87%	41.30 - 43.10%	39.64 - 45.97%	39.70 - 39.74%
Average Expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	6.15 - 6.50
Risk‑free interest rate	1.05 - 1.62%	1.77 - 2.28%	2.57 - 2.80%	3.09 - 3.10%
Expected dividends	—%	—%	—%	—%
(1)	In December 2022, the Company granted a total of 508,132 stock options. The beneficiary can choose between a contractual term of five or ten years. The expected option life ranges between 6.15 and 6.50 years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from $77.4 million (100% of the stock options with a contractual term of five years) to $84.1 million (100% of the stock options with a contractual term of ten years ).

(*) amounts have been converted to USD at the applicable rate prevailing at the grant date.

Below is an overview of the parameters used in relation to the determination of the fair value of grants during 2021:

Stock options granted in	April 2021	July 2021	Oct 2021	Dec 2021
Number of options granted	67,833	280,339	144,824	389,588
Average Fair value of options (in $) (*)	$98.96 - 154.88	$131.65 - 159.13	$101.53 - 131.80	$75.03 - 145.34
Share price (in $) (*)	$248.9 - 283.67	$300.78 - 340.95	$286.52 - 304.5	$277.72 - 351.73
Exercise price (in $) (*)	$275.33	$303.16	$301.02	$349.92
Expected volatility	54.24 - 60.08%	45.58 - 47.96%	46.01 - 48.46%	43.24 - 43.64%
Average Expected option life (in years)	4 - 6.50	4 - 6.50	4 - 6.50	4 - 6.50
Risk‑free interest rate	(0.41) - (0.08)%	(0.41) - (0.17)%	(0.18) - (0.05)%	0.03 - 0.67%
Expected dividends	—%	—%	—%	—%

(*) amounts have been converted to USD at the applicable rate prevailing at the grant date.

Below is an overview of the parameter used in relation to the determination of the fair value of grants during 2020:

Stock options granted in	April 2020	June 2020	Oct 2020	Dec 2020
Number of options granted	142,700	550,090	196,500	908,362
Average Fair value of options (in $) (*)	$76.46 - 148.03	$83.46 - 129.64	$91.10 - 156.68	$101.23 - 229.20
Share price (in $) (*)	$155.23 - 252.29	$224.80 - 281.25	$256.46 - 293.52	$273.15 - 383.10
Exercise price (in $) (*)	$146.68	$240.70	$245.69	$303.83
Expected volatility	44.44 - 64.77%	43.46 - 52.19%	44.17 - 52.71%	46.80 - 59.94%
Average expected option life (in years)	4 - 6.68	4 - 6.68	4 - 6.68	4 - 6.68
Risk‑free interest rate	(0.32) - (0.18)%	(0.43) - (0.28)%	(0.51) - (0.34)%	(0.51) - (0.28)%
Expected dividends	—%	—%	—%	—%

(*) amounts have been converted to USD at the closing rate of the respective period.

Schedule of restricted stock units

	2022		2021
		Weighted average		Weighted average
	Number of	Grant Date	Number of	Grant Date
	RSUs	Fair Value	RSUs	Fair Value
Non-vested units at January 1	213,038	$314.25	—	$—
Granted	243,010	375.81	216,522	313.84
Vested	(53,872)	—	—	—
Forfeited	(16,896)	307.11	(3,484)	288.92
Non-vested units at December 31	385,280	$387.20	213,038	$314.25